Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Parties with Transactions and Related Party Relationships

Related parties with transactions and related party relationships

Name of Related Party	Relationship to the Group
Dr. Guohua Zhang(1)	Former Chief Executive Officer and Chairman of the Board
Mr. Jinyu Chang (2)	Controller of the Company, former Chairman of the Board
Mr. Dong Zhang	10% shareholder of Topsheen Samoa, 39% shareholder of Topsheen Shipping
Mr. Hanxi Chang	Former Chief Executive Officer
Shanghai Weisheng International Logistics Co., Ltd	Controlled by Shoucheng, Lei, director of Topsheen Shipping
Topsheen Shipping Limited (Topsheen Ltd.”)	Related to Mr. Dong Zhang
Nanjing Derun Shipping Co., Ltd.	Controlled by Mr. Dong Zhang, former principal shareholder, Chief Shipping Officer and director
Top Wisdom Shipping Management Co. Limited	Related to Mr. Dong Zhang
Max Bright Marine Service Co. Ltd.	Related to Mr. Dong Zhang
Top Legend Shipping Co. Limited	Related to Mr. Dong Zhang
Top Creation International (HK) Limited	Related to Mr. Dong Zhang
Top Moral Shipping Limited	Related to Mr. Dong Zhang
New Galion Group (HK) Co. Ltd (“New Galion”)	Controlled by Dr. Guohua Zhang
High-Trend Holdings USA LLC (“High-Trend”)	Controlled by Mr. Jinyu Chang, a major shareholder of the Company
Speed Wealthy Ltd.	Controlled by Mrs.Ran Li (Mrs. Li is Dong Zhang’s spouse)

(1)	Prior to July 11, 2024, Dr. Guohua Zhang (“Dr. Zhang”) was the ultimate controlling shareholder of the Company, holding a 67.14% beneficial ownership interest. On July 11, 2024, Dr. Zhang and transferred 800,000 Class A Ordinary Shares, representing 35.85% of the Company’s outstanding shares, to High-Trend. In connection with the transaction, Dr. Zhang resigned as Chief Executive Officer and Interim Chief Financial Officer and ceased to serve as Chairman of the Board of Directors on October 16, 2024. The Company’s shareholders voted to approve the removal of Dr. Zhang as a director of the Company on January 3, 2025. After the July 11, 2024 transaction, Mr. Jinyu Chang (“Mr. Chang”) as the sole shareholder and manager of High-Trend, became the ultimate controlling shareholder of the Company. As of April 22, 2025, Dr. Zhang held less than a 10% beneficial ownership interest and ceased to be a related party.

(2)	Effective March 13, 2025, Mr. Chang resigned as the Chairman of our Board of Directors, but continued to serve as a director of the Company. Also, effective March 13, 2025, Mr. Christopher Nixon Cox was elected to serve as a director and the Chairman of our Board of Directors.

Due from related parties consisted of the following:

	October 31, 2025	October 31, 2024

Top Moral Shipping Limited (1)	$366,612	$-
Topsheen Shipping Limited (1)	1,062,196	-
High-Trend (2)	-	3,472
Total	$1,428,808	$3,472

(1)	The balance mainly represents certain payments made for vessel leases, which were subsequently cancelled and was subject to refund as of October 31,2025. The balance was fully collected as of December 31, 2025.

(2)	The balance mainly represents a one-time advance to cover emergency business costs to High-Trend as of October 31, 2024.

Due to related parties consisted of the following:

	October 31, 2025	October 31, 2024
Topsheen Shipping Limited (1)	$-	$4,540,347
Shanghai Weisheng International Logistics Co., Ltd.	10,724	4,137
Nanjing Derun Shipping Co., Ltd.	-	6,242
Jinyu Chang	75,255	-
Dr. Guohua Zhang (2)	-	952,181
High-Trend	5,080	-
Total	$91,059	$5,502,907

(1)	The balances mainly represented the working capital advances provided by Topsheen Shipping Limited and was extinguished pursuant to an agreement signed on March 10, 2025. (see below (d) Issuance of shares for private placement/warrants settlement to related parties).

(2)	As of October 31, 2024, Dr. Guohua Zhang advanced $952,181 to the Group to pay operating business expanses. All these advances are non-interest bearing and due on demand. As of April 22, 2025, Dr. Zhang held less than a 10% beneficial ownership interest and ceased to be a related party. The balance of $952,181 was reclassified to accrued expenses and other liabilities.
Services provided by related parties
		For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
		2025	2024	2023
Topsheen Shipping Limited	Vessel leasing	$55,869,806	$32,074,722	$28,809,218
Max Bright Marine Service Co. Ltd	Vessel leasing	4,391,406	4,722,665	2,648,111
Top Wisdom Shipping Management Co. Limited	Freight services	35,304	-	64,967
Top Creation International (HK) Limited	Vessel leasing	4,986,161	3,223,900	1,856,363
Nanjing Derun Shipping Co., Ltd.	Collection agent	553,619	580,062	526,940
Top Moral Shipping Limited	Vessel leasing	3,965,931	3,594,467	8,567
Top Legend Shipping Co. Limited	Vessel leasing	4,398,896	3,797,942	3,176,917
Total		$74,201,123	$47,993,758	$37,091,083

The Group provides transportation/freight services to related parties frequently throughout the year pursuant to one-off arrangements.

	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2025	2024	2023
Shanghai Weisheng International Logistics Co., Ltd	$62,773	$249,753	$371,826
Nanjing Derun Shipping Co., Ltd	-	73,532	-
Topsheen Shipping Limited	-	-	106,235
Total	$62,773	$323,285	$478,061